United States
   Securities and Exchange Commission
          Washington, D.C. 20549



FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2008

Check here if Amendment [  ]; Amendment Number:  ________
  This Amendment (Check only one.):	[  ] is a restatement.
					[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Arbiter Partners, LP
Address:	149 Fifth Avenue, Fifteenth Floor
		New York, NY 10010

13F File Number:  28-12808


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Paul J. Isaac
Title:	Manager
Phone:	(212) 650-4670

Signature, Place, and Date of Signing:

/s/ Paul J. Isaac	 New York, NY		 May 08, 2008
-----------------------	------------------	-----------------
	[Signature]	[City, State]		[Date]


Report Type (Check only one.):

[X]	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[  ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:		0
						---

Form 13F Information Table Entry Total:		69
						----

Form 13F Information Table Value Total:		$375,107
						---------
						(thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and 13F file number(s) of all Institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


Column 1		Column 2	Column 3	Column 4 Column 5		Column 6   Column 7 Column 8
-----------------------	--------	---------	-------- -------------------	---------- -------- ------------------
							Value	 Shares/  SH/	Put/	Investment Other    Voting Authority
Name of Issuer		 Class		CUSIP		(x$1000) Prn Amt  Prn	Call	Discretion Managers Sole   Shared    None
--------------		 -----		-----		-------- -------  ---	----	---------- -------- ----   ------    ----
Ambac Financial Group	 COM		023139108         949	 165,000  SH	PUT	Sole		    165,000
American Comnty Ppty Tr  COM		02520N106       2,740    148,083  SH		SOLE                148,083
Amer Intl Group Inc	 COM	        026874107       5,406    125,000  SH            SOLE                125,000
Amer Intl Group Inc      COM	        026874107      14,056    325,000  SH    CALL    SOLE                325,000
Anadarko Petroleum Corp  COM            032511107       3,152     50,000  SH            SOLE                 50,000
Avery Dennison Corp      COM            053611109       4,994    101,400  SH            SOLE                101,400
Avery Dennison Corp      COM            053611109      41,961    852,000  SH    CALL    SOLE                852,000
Banco Santander, S.A     ADR            05964H105       1,994    100,000  SH    PUT     SOLE                100,000
Bankunited Finl Corp     CL A           06652B103       2,716    542,200  SH    PUT     SOLE                542,200
Cablevision Sytms Corp   COM            12686C109         624     29,100  SH            SOLE                 29,100
Cablevision Sytms Corp   COM            12686C109       8,572    400,000  SH    CALL    SOLE                400,000
Canon Inc                ADR            138006309       1,623     35,000  SH                                 35,000
Chubb Corp               COM            171232101       8,906    180,000  SH            SOLE                180,000
Chubb Corp               COM            171232101      15,636    316,000  SH    CALL    SOLE                316,000
Citigroup Inc            COM            172967101       2,678    125,000  SH    CALL    SOLE                125,000
Countrywide Finl. Corp   COM            222372104         550    100,000  SH    PUT     SOLE                100,000
Covidien Limited         COM            G2552X108       4,978    112,500  SH    CALL    SOLE                112,500
Devon Energy Corp New    COM            25179M103       2,608     25,000  SH            SOLE                 25,000
EBAY INC		 COM		278642103       1,790     60,000  SH    CALL	SOLE                 60,000
Fannie Mae               COM            313586109      15,918    604,800  SH    PUT     SOLE                604,800
General Electric Co      COM            369604103      11,103    300,000  SH    CALL    SOLE                300,000
Goldman Sachs Group      COM            38141G104       3,308     20,000  SH    CALL    SOLE                 20,000
Greif Inc                CL B           397624206      15,923    258,200  SH            SOLE                258,200
HOME DEPOT INC		 COM		437076102	4,196    150,000  SH    CALL    SOLE                150,000
Intuit Inc               COM            461202103       5,402    200,000  SH    CALL    SOLE                200,000
Ishares Rus. 2000 Idx FD COM            464287655      17,073    250,000  SH    PUT     SOLE                250,000
Jones Apparel Group      COM            480074103       1,342    100,000  SH    CALL    SOLE                100,000
Korea Electric Power     ADR            500631106       2,804    186,450  SH            SOLE                186,450
Level 3 Communications   COM            52729N100       6,099  2,877,000  SH    CALL    SOLE              2,877,000
Liberty Global Inc       COM Ser A      530555101         363     10,647  SH            SOLE                 10,647
Liberty Global Inc       COM Ser C      530555309         346     10,647  SH            SOLE                 10,647
Liberty Media Hldg Corp  Int Com Ser A  53071M104       2,731    169,200  SH            SOLE                169,200
Liberty Media Hldg Corp  Cap Com Ser A  53071M302         375     23,840  SH            SOLE                 23,840
Liberty Media Corp       COM Ser A Ent  53071M500       2,159     95,360  SH            SOLE                 95,360
Loral Space & Comm       COM            543881106         816     34,221  SH            SOLE                 34,221
MBIA Inc                 COM            55262C100       7,699    630,000  SH    PUT     SOLE                630,000
MGIC Investment Corp     COM            552848103       4,263    404,800  SH    PUT     SOLE                404,800
MTR Gaming Group Inc     COM            553769100      10,671  1,524,493  SH            SOLE              1,524,493
Maxxam Inc               COM            577913106       3,243    101,358  SH            SOLE                101,358
Mod Pac Corp             COM            607495108         705    145,362  SH            SOLE                145,362
Northwest Bancorp Inc    COM            667328108       5,046    184,632  SH            SOLE                184,632
Presidential Life Corp   COM            740884101      11,877    681,049  SH            SOLE                681,049
Progressive Corp         COM            743315103       1,607    100,000  SH    CALL    SOLE                100,000
Pulte Homes, Inc         COM            745867101       4,278    294,000  SH    PUT     SOLE                294,000
Radian Group Inc         COM            750236101       4,980    758,000  SH    PUT     SOLE                758,000
Reddy Ice Holdings Inc   COM            75734R105         644     49,400  SH            SOLE                 49,400
Redwood Trust Inc        COM            758075402         785     21,600  SH    Put     SOLE                 21,600
Rosetta Resources Inc    COM            777779307       1,672     85,000  SH            SOLE                 85,000
Rosetta Resources Inc    COM            777779307       1,475     75,000  SH    CALL    SOLE                 75,000
Sanfilippo John & Son    COM            800422107         795     89,222  SH            SOLE                 89,222
Schweitzer-Mauduit Intl  COM            808541106         708     30,608  SH            SOLE                 30,608
Sprint Nextel Corp       COM            852061100       1,338    200,000  SH    CALL    SOLe                200,000
Thornburg MTG Inc        COM            885218107         441    364,400  SH    PUT     SOLE                364,400
Tyco Electronics Ltd     COM            G9144P105       3,845    112,500  SH    CALL    SOLE                112,500
Tyco International Ltd   COM            G9143X208       4,956    112,500  SH    CALL    SOLE                112,500
3M Company               COM            88579Y101       3,760     47,500  SH            SOLE                 47,500
3M Company               COM            88579Y101       7,915    100,000  SH    CALL    SOLE                100,000
Timken Co                COM            887389104       2,080     70,000  SH            SOLE                 70,000
Timken Co                COM            887389104       3,706    124,700  SH    CALL    SOLE                124,700
United Rentals Inc       COM            911363109         959     50,900  SH            SOLE                 50,900
United Technologies      COM            913017109       1,548     22,500  SH    CALL    SOLE                 22,500
Valassis Communications  COM            918866104       2,441    225,000  SH    PUT     SOLE                225,000
Verizon Communications   COM            92343V104      10,935    300,000  SH    CALL    SOLE                300,000
Waste Management Inc     COM            94106L109         956     28,500  SH            SOLE                 28,500
Waste Management Inc     COM            94106L109      23,408    697,500  SH    CALL    SOLE                697,500
Williams Companies Inc   COM            969457100       4,947    150,000  SH    CALL    SOLE                150,000
XTO Energy               COM            98385X106       6,186    100,000  SH    CALL    SOLE                100,000
Ingersoll-Rand Company   CL A           G4776G101       4,458    100,000  SH    CALL    SOLE                100,000
Seagate Technology       COM            G7945J104      14,888    711,000  SH    CALL    SOLE                711,000
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